Segment Results (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Contribution of segments to the consolidated results of operations
Total revenue	$ 12,096	$ 11,654	$ 23,954	$ 23,386
Net income	1,070	1,432	2,126	2,997
Total assets	1,025,084	997,102	1,025,084	997,102	1,000,991
Retail Banking [Member]
Contribution of segments to the consolidated results of operations
Total revenue	6,761	6,697	13,510	13,400
Net income	787	786	1,610	1,627
Total assets	334,239	336,726	334,239	336,726
Commercial Banking [Member]
Contribution of segments to the consolidated results of operations
Total revenue	3,981	3,650	7,868	7,244
Net income	1,008	1,301	2,053	2,547
Total assets	520,104	464,209	520,104	464,209
Trust [Member]
Contribution of segments to the consolidated results of operations
Total revenue	2,183	1,975	4,168	3,952
Net income	330	246	506	498
Total assets	4,520	4,376	4,520	4,376
Investment/ Parent [Member]
Contribution of segments to the consolidated results of operations
Total revenue	(829)	(668)	(1,592)	(1,210)
Net income	(1,055)	(901)	(2,043)	(1,675)
Total assets	$ 166,221	$ 191,791	$ 166,221	$ 191,791